Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2022 (Unaudited)

COMMON STOCKS - 60.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.0%
Raytheon Technologies Corporation	46,696	$ 4,626,173

BANKING - 1.1%
JPMorgan Chase & Company	37,400	5,098,368

BEVERAGES - 1.0%
PepsiCo, Inc.	26,400	4,418,832

BIOTECH & PHARMA - 5.9%
Amgen, Inc.	15,000	3,627,300
Bristol-Myers Squibb Company	94,000	6,864,820
Johnson & Johnson	48,000	8,507,040
Pfizer, Inc.	141,500	7,325,455
		26,324,615
CONTAINERS & PACKAGING - 0.7%
Ball Corporation	37,000	3,330,000

DIVERSIFIED INDUSTRIALS - 1.7%
Emerson Electric Company	78,400	7,687,120

E-COMMERCE DISCRETIONARY - 2.0%
Amazon.com, Inc. (a)	2,700	8,801,865

ELECTRIC UTILITIES - 0.8%
Constellation Energy Corporation	10,000	562,500
Exelon Corporation	30,000	1,428,900
Public Service Enterprise Group, Inc.	25,000	1,750,000
		3,741,400
ENGINEERING & CONSTRUCTION - 0.5%
Quanta Services, Inc.	16,100	2,118,921

FOOD - 0.8%
Conagra Brands, Inc.	106,000	3,558,420

HEALTH CARE FACILITIES & SERVICES - 2.2%
UnitedHealth Group, Inc.	19,400	9,893,418

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 60.7% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.0%
Procter & Gamble Company (The)	29,400	$ 4,492,320

INDUSTRIAL SUPPORT SERVICES - 1.6%
Fastenal Company	30,000	1,782,000
Grainger (W.W.), Inc.	10,100	5,209,479
		6,991,479
INTERNET MEDIA & SERVICES - 2.1%
Alphabet, Inc. - Class A (a)	3,400	9,456,590

LEISURE FACILITIES & SERVICES - 1.4%
Starbucks Corporation	70,000	6,367,900

MEDICAL EQUIPMENT & DEVICES - 1.5%
Medtronic plc	59,100	6,557,145

METALS & MINING - 2.8%
Freeport-McMoRan, Inc.	250,000	12,435,000

OIL & GAS PRODUCERS - 3.4%
Chevron Corporation	46,500	7,571,595
Exxon Mobil Corporation	92,000	7,598,280
		15,169,875
RETAIL - CONSUMER STAPLES - 2.5%
Kroger Company (The)	102,500	5,880,425
Walmart, Inc.	36,600	5,450,472
		11,330,897
RETAIL - DISCRETIONARY - 1.1%
Home Depot, Inc. (The)	17,000	5,088,610

SEMICONDUCTORS - 7.6%
Applied Materials, Inc.	93,800	12,362,840
Intel Corporation	168,300	8,340,948
QUALCOMM, Inc.	50,900	7,778,538
Texas Instruments, Inc.	31,700	5,816,316
		34,298,642
SOFTWARE - 3.6%
Adobe, Inc. (a)	13,200	6,014,184

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 60.7% (Continued)	Shares	Fair Value
SOFTWARE - 3.6% (Continued)
Microsoft Corporation	32,500	$ 10,020,075
		16,034,259
TECHNOLOGY HARDWARE - 4.6%
Apple, Inc.	47,200	8,241,592
Cisco Systems, Inc.	131,600	7,338,016
Corning, Inc.	134,800	4,975,468
		20,555,076
TECHNOLOGY SERVICES - 2.7%
Mastercard, Inc. - Class A	11,100	3,966,918
Visa, Inc. - Class A	37,400	8,294,198
		12,261,116
TELECOMMUNICATIONS - 4.0%
T-Mobile US, Inc. (a)	73,815	9,474,155
Verizon Communications, Inc.	168,100	8,563,014
		18,037,169
TRANSPORTATION & LOGISTICS - 3.1%
Norfolk Southern Corporation	14,200	4,050,124
Union Pacific Corporation	19,800	5,409,558
United Parcel Service, Inc. - Class B	20,000	4,289,200
		13,748,882

TOTAL COMMON STOCKS (Cost $153,912,503)		$ 272,424,092

EXCHANGE-TRADED FUNDS - 29.6%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 31,395,348
iShares Core S&P U.S. Growth ETF	239,600	25,316,136
Schwab U.S. Large-Cap ETF	563,400	30,339,090
Vanguard Growth ETF	36,000	10,353,600
Vanguard S&P 500 ETF	85,600	35,538,552
Total Exchange-Traded Funds (Cost $68,203,682)		$ 132,942,726

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

U.S. TREASURY OBLIGATIONS - 5.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 5.5%
U.S. Treasury Bills (Cost $24,914,827)	0.855% (b)	08/25/22	$ 25,000,000	$ 24,909,104

MONEY MARKET FUNDS - 4.3%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.12% (c) (Cost $19,156,725)			19,156,725	$ 19,156,725

TOTAL INVESTMENTS (Cost $266,187,737) - 100.1%				$ 449,432,647

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)				(354,494)

NET ASSETS - 100.0%				$ 449,078,153

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 15.9%			Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF			283,000	$ 14,178,300
Vanguard Short-Term Treasury ETF			166,000	9,837,160
Total Exchange-Traded Funds (Cost $25,605,664)				$ 24,015,460

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,379,990)	2.000%	12/01/26	$ 1,320,000	$ 1,282,828

U.S. GOVERNMENT AGENCIES - 31.7%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.2%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,895,036

FEDERAL HOME LOAN BANK - 14.3%
Federal Home Loan Bank	2.360%	05/23/22	7,000,000	7,016,772
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,037,575
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,877,834
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,730,751
				21,662,932

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.2%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,721,801
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,285,589
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,422,651
				21,430,041

TOTAL U.S. GOVERNMENT AGENCIES (Cost $49,758,206)				$ 47,988,009

U.S. TREASURY OBLIGATIONS - 50.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 50.5%
U.S. Treasury Notes	1.875%	05/31/22	$ 5,000,000	$ 5,011,712
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,007,266
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,043,750
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,008,594

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 50.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 50.5% (Continued)
U.S. Treasury Notes	1.750%	05/15/23	$ 10,000,000	$ 9,986,719
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,083,594
U.S. Treasury Notes	2.125%	02/29/24	5,000,000	4,982,031
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,012,422
U.S. Treasury Notes	1.875%	08/31/24	5,000,000	4,930,273
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,070,313
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,272,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,998,719)				$ 76,409,330

MONEY MARKET FUNDS - 0.8%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.12% (a) (Cost $1,182,320)			1,182,320	$ 1,182,320

TOTAL INVESTMENTS (Cost $155,924,899) - 99.7%				$ 150,877,947

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				443,734

NET ASSETS - 100.0%				$ 151,321,681

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

GO - General Obligation